Joint ventures and associated companies (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Joint ventures and associated companies
Book value of shares	kr 13	kr 16	kr 9	kr 7
Result from shares	kr 9
UAB Mobilieji mokejimai
Joint ventures and associated companies
Proportion of holding in joint ventures and associated companies (in percent)	33.30%	33.30%
Book value of shares	kr 6	kr 7
Result from shares	kr (7)
SNPAC Swedish Nr Portability Adm.Centre AB
Joint ventures and associated companies
Proportion of holding in joint ventures and associated companies (in percent)	40.00%	40.00%	40.00%
Book value of shares	kr 5	kr 7	kr 7
Triangelbolaget D4 AB
Joint ventures and associated companies
Proportion of holding in joint ventures and associated companies (in percent)	25.00%	25.00%	25.00%
Book value of shares	kr 2
Result from shares	kr 2
Altlorenscheuerhof SA, Luxembourg
Joint ventures and associated companies
Proportion of holding in joint ventures and associated companies (in percent)	33.30%	33.30%	33.30%
Book value of shares		kr 2	kr 2
Result from shares	kr 14